Comprehensive Income	12 Months Ended
Dec. 31, 2015
Comprehensive Income

Note 14

Comprehensive Income

Comprehensive income consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. Significant changes in the components of Other comprehensive income, net of provision for income taxes are described below.

Accumulated Other Comprehensive Income

The changes in the balances of Accumulated other comprehensive income by component are as follows:

(dollars in millions)	Foreign currency translation adjustments	Unrealized loss on cash flow hedges	Unrealized loss on marketable securities	Defined benefit pension and postretirement plans	Total
Balance at January 1, 2015	$(346)	$(84)	$112	$1,429	$1,111
Other comprehensive loss	(208)	(1,063)	(5)	–	(1,276)
Amounts reclassified to net income	–	869	(6)	(148)	715

Net other comprehensive loss	(208)	(194)	(11)	(148)	(561)

Balance at December 31, 2015	$(554)	$(278)	$101	$1,281	$550

The amounts presented above in net other comprehensive loss are net of taxes and noncontrolling interests, which are not significant. For the year ended December 31, 2015, the amounts reclassified to net income related to defined benefit pension and postretirement plans in the table above are included in Cost of services and Selling, general and administrative expense on our consolidated statement of income. For the year ended December 31, 2015, all other amounts reclassified to net income in the table above are included in Other income and (expense), net on our consolidated statement of income.

Foreign Currency Translation Adjustments

The change in Foreign currency translation adjustments during 2015 was related to our non-U.S. dollar net investments in foreign subsidiaries. The change in Foreign currency translation adjustments during 2014 was primarily a result of the completion of the Omnitel transaction. The change in Foreign currency translation adjustments during 2013 was primarily related to our investment in Vodafone Omnitel N.V. which was driven by the movements of the U.S. dollar against the Euro.

Net Unrealized Gains (Losses) on Cash Flow Hedges

During 2014 and 2013, Unrealized gains (losses) on cash flow hedges included in Other comprehensive income (loss) attributable to noncontrolling interests primarily reflect activity related to cross currency swaps. Reclassification adjustments on cash flow hedges primarily reflect the reclassification to Other income and (expense), net of a portion of the unrealized gains and losses on cross currency swaps to offset related pre-tax foreign currency transaction gain or loss on the underlying debt obligations (see Note 9).

Net Unrealized Gains (Losses) on Marketable Securities

During 2015, 2014 and 2013, reclassification adjustments on marketable securities for gains (losses) realized in net income were not significant.

Defined Benefit Pension and Postretirement Plans

The change in Defined benefit pension and postretirement plans at December 31, 2015 and 2014, respectively, was not significant.